                     [AMERICAN AADVANTAGE MILEAGE FUNDS(R)]


                                   [AMR LOGO]

                                 ANNUAL REPORT

                               DECEMBER 31, 1999



                                                S&P 500 INDEX FUND


                                                  [AMR LOGO] INSTITUTIONAL CLASS

                                                  [AMR LOGO]    PLAN AHEAD CLASS



MANAGED BY AMR INVESTMENT SERVICES, INC.

================================================================================
American AAdvantage S&P 500 Index Fund


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


DEAR FELLOW SHAREHOLDER:

We are pleased to present you with this annual report for the American AAdvantage S&P 500 Index Fund, providing a review of the markets and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET OVERVIEW

The S&P 500 Index appreciated in excess of 20% for a record fifth consecutive year in 1999. Never before in recorded history have U.S. stocks achieved this total return level more than twice in a row. A combination of strong domestic economic growth and impressive corporate earnings gains--with minimal inflation and large amounts of dollars being invested in technology stocks--positively influenced the market and also combined to drive equity valuations to historically high levels despite a rising interest rate environment.

Still, volatility within the U.S. equity market remained high.

o The S&P 500 Index advanced forward as 1999 began, closing above the 1,300 mark late in the first quarter, although sell-offs in large cap technology stocks had raised concerns early in the quarter.

o April saw not only shifts into small and mid cap stocks, but also, large cap growth stocks underperformed their value counterparts for the first time in nearly 1 1/2 years. Stronger performance in energy-related stocks, positive earnings surprises, and a rotation into cyclicals led to these stronger returns in value sectors long out of favor.

o By June, technology stocks had pushed large cap growth stocks back into the lead.

o Broad market third quarter equity index returns were negative across small, mid, and large capitalization asset classes, primarily due to weaker performance in technology and energy stocks.

o Although large cap stock performance soared at the end of the fourth quarter, the Russell 2000 Index, which measures small cap equities, outperformed the S&P 500 Index on an annual basis for the first time in five years, as investors sought the lower valuations of small cap growth stocks.

As has been the case for the past several years, large-capitalization growth-oriented stocks outperformed their value counterparts for the twelve months, led in 1999 by the technology sector. Other stronger performing sectors for the year included capital goods and basic materials. Weaker performing sectors included health care, utilities, and transportation. Top stocks in the S&P 500 Index in 1999 included Qualcomm Inc., Sprint Corp (PCS), and Nextel Communications Inc.-A. Weaker performers included McKesson HBOC, Rite Aid Corp., and Service Corp. International. Interestingly, more stocks in the S&P 500 Index actually declined in value in 1999 rather than appreciated, rendering performance in the U.S. stock market very narrow indeed. There were 41 changes to the Index for the twelve month period, due primarily to mergers and acquisitions. Comparatively, this represents fewer additions and deletions to the Index than a year ago.

OUTLOOK

Looking ahead for the near term, we believe the U.S. economy still has substantial momentum, and the financial fundamentals for both households and businesses remain strong. While inflation has remained benign, primarily because growth in labor compensation has failed to outstrip productivity growth despite drum-tight labor markets, inflation risks remain, as labor markets continue to tighten and as overseas growth continues to gather steam. Thus, the Federal Reserve Board is likely to, in our view, continue to nudge interest rates higher through mid-2000, as it seeks to slow real economic growth to a more sustainable pace.


                    TOP TEN HOLDINGS AS OF DECEMBER 31, 1999

              Microsoft Corp.                                  4.77%
              General Electric Co.                             4.03%
              Cisco Systems, Inc.                              2.76%
              Wal-Mart Stores, Inc.                            2.42%
              Exxon Mobil Corp.                                2.19%
              Intel Corp.                                      2.16%
              Lucent Technologies, Inc.                        1.87%
              International Business Machines Corp             1.53%
              Citigroup                                        1.47%
              America Online, Inc.                             1.34%

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American AAdvantage S&P 500 Index Fund


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------



Since the economy's ability to grow quickly and generate strong profits without inflation has been the driving force behind the bull market of recent years, what our outlook means is that economic fundamentals may be comparatively less supportive of equities in the next year or so. However, even with a gradual slowdown in economic growth, a modest pickup in inflation, and pressure on profit margins from rising labor costs and higher interest rates, we do not see a sharp correction in equities. We also believe the economy will likely retain many of its structural improvements, such as faster productivity growth and less volatile economic cycles. The major risk to the equity markets, in our view, is if the economy really overheats, provoking aggressive Fed tightening and imperiling the economic expansion the U.S. has enjoyed for nearly nine years.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general.

As always, we appreciate your ongoing support of the American AAdvantage S&P 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.

                                                  Sincerely,

                                                  /s/ WILLIAM F. QUINN

                                                  William F. Quinn
                                                  President
                                                  American AAdvantage Funds

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American AAdvantage S&P 500 Index Fund


PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

         Comparison of Change in Value of a $10,000 Investment For The
                    Period From 12/31/96 Through 12/31/99(1)


                                    [CHART]



--------------------------------------------------------------------------------
                             Annualized Total
                                  Returns
                          ------------------------
                          Periods Ended 12/31/99
                          ------------------------           Value of
                                         Since               $10,000
                            1 Year     12/31/96         12/31/96-12/31/99
                          ----------- ------------ ----------------------------
Institutional Class(1)       20.70%     27.45%             $20,702
PlanAhead Class(1)(2)        20.24%     27.19%             $20,576
S&P 500 Index                21.04%     27.56%             $20,755
Lipper S&P 500 Index(3)      20.62%     27.24%             $20,601
--------------------------------------------------------------------------------


(1) Past performance is not indicative of future performance. Investment return will fluctuate up and down. When you sell your shares, they could be worth less than what you paid for them.

(2) Fund performance represents the total returns achieved by the Institutional Class from 12/31/96 up to 3/2/98, the inception date of the PlanAhead and the returns of the PlanAhead Class since inception of this Class. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in existence since 12/31/96.

(3) The Lipper S&P 500 Index is a composite of funds with the same investment objective as the Fund.

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American AAdvantage S&P 500 Index Fund


STATEMENT OF ASSETS AND LIABILITIES December 31, 1999
--------------------------------------------------------------------------------

ASSETS
    Investment in the BT Equity 500 Index Portfolio, at Value .......................   $ 573,473,415
    Receivable for Shares of Beneficial Interest Subscribed .........................       1,456,497
    Receivable for Expense Reimbursement (Note 2) ...................................           1,572
    Deferred Organization Costs .....................................................           8,492
                                                                                        -------------
Total Assets ........................................................................     574,939,976
                                                                                        -------------
LIABILITIES
    Payable For Fund Shares Redeemed ................................................          36,530
    Accrued Organization Costs ......................................................          10,935
    Administrative Service Fees Payable (Note 2) ....................................          62,551
    Other Liabilities ...............................................................          11,723
                                                                                        -------------
Total Liabilities ...................................................................         121,739
                                                                                        -------------
NET ASSETS ..........................................................................   $ 574,818,237
                                                                                        =============
COMPOSITION OF NET ASSETS
    Paid-in Capital .................................................................   $ 489,394,902
    Undistributed Net Investment Income .............................................         177,495
    Accumulated Net Realized Loss from Investments and Futures Transactions .........      (1,160,445)
    Net Unrealized Appreciation on Investments and Futures Contracts ................      86,406,285
                                                                                        -------------
NET ASSETS ..........................................................................   $ 574,818,237
                                                                                        =============
SHARES OUTSTANDING (no par value)
    Institutional Class .............................................................      28,360,407
                                                                                        =============
    PlanAhead Class .................................................................         306,855
                                                                                        =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    Institutional Class .............................................................   $       20.05
                                                                                        =============
    PlanAhead Class .................................................................   $       20.12
                                                                                        =============

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS Year Ended December 31, 1999
--------------------------------------------------------------------------------


INVESTMENT INCOME
    Income Allocated from the BT Equity 500 Index Portfolio, net ....................   $   4,727,303
EXPENSES
    Administrative Service Fees
         Institutional Class ........................................................         171,056
         PlanAhead  Class ...........................................................          13,634
    Transfer Agency Fees
         Institutional Class ........................................................           5,991
         PlanAhead  Class ...........................................................           2,685
    Professional Fees ...............................................................          21,992
    Registration Fees ...............................................................          59,720
    Service Fees --PlanAhead Class (Note 2) .........................................          11,376
    Amortization of Organization Costs ..............................................           3,596
    Other Expenses ..................................................................           3,630
                                                                                        -------------
    Total Expenses ..................................................................         293,680
    Less:  Expenses Absorbed by AMR Investment Services, Inc. .......................          (7,699)
                                                                                        -------------
         Net Expenses ...............................................................         285,981
                                                                                        -------------
NET INVESTMENT INCOME ...............................................................       4,441,322
                                                                                        -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
    Net Realized Gain from Investment Transactions ..................................      (1,228,496)
    Net Realized Gain from Futures Transactions .....................................         871,260
    Net Change in Unrealized Appreciation on Investments and Futures Contracts ......      68,522,395
                                                                                        -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS ...............      68,165,159
                                                                                        -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........................................   $  72,606,481
                                                                                        =============


                       See Notes to Financial Statements

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American AAdvantage S&P 500 Index Fund


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED       YEAR ENDED
                                                                                       DECEMBER 31,1999  DECEMBER 31,1998
                                                                                       ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net Investment Income ...........................................................   $    4,441,322    $      576,803
    Net Realized Gain (Loss) from Investments and Futures Transactions ..............         (357,236)          313,771
    Net Change in Unrealized Appreciation on Investments and Futures Contracts ......       68,522,395        17,322,388
                                                                                        --------------    --------------
Net Increase in Net Assets from Operations ..........................................       72,606,481        18,212,962
                                                                                        --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income
         Institutional Class ........................................................       (4,234,977)         (577,626)
         PlanAhead Class ............................................................          (28,850)           (3,574)
                                                                                        --------------    --------------
Total Distributions .................................................................       (4,263,827)         (581,200)
                                                                                        --------------    --------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Proceeds from Sales of Shares ...................................................      464,612,631        98,403,500
    Dividend Reinvestments ..........................................................        4,260,140           580,736
    Cost of Shares Redeemed .........................................................      (65,230,499)      (21,645,049)
                                                                                        --------------    --------------
Net Increase from Capital Transactions in Shares of Beneficial Interest .............      403,642,272        77,339,187
                                                                                        --------------    --------------
TOTAL INCREASE IN NET ASSETS ........................................................      471,984,926        94,970,949
NET ASSETS
Beginning of Period .................................................................      102,833,311         7,862,362
                                                                                        --------------    --------------
End of Period (including undistributed net investment income of $177,495 and $0
 for the years ended December 31, respectively) .....................................   $  574,818,237    $  102,833,311
                                                                                        ==============    ==============



                       See Notes to Financial Statements

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American AAdvantage S&P 500 Index Fund


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Fund.


                                                                                                       INSTITUTIONAL CLASS
                                                                                                ---------------------------------
                                                                                                      YEAR ENDED DECEMBER 31,
                                                                                                ---------------------------------
                                                                                                   1999        1998        1997
                                                                                                ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF Period .........................................................  $   16.78   $   13.16   $   10.00
                                                                                                ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income ....................................................................       0.19        0.16        0.14
    Net Realized and Unrealized Gain on Investments and Futures Transactions .................       3.27        3.62        3.16
                                                                                                ---------   ---------   ---------
Total from Investment Operations .............................................................       3.46        3.78        3.30
                                                                                                ---------   ---------   ---------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income ....................................................................      (0.19)      (0.16)      (0.14)
                                                                                                ---------   ---------   ---------
    Total Distributions ......................................................................      (0.19)      (0.16)      (0.14)
                                                                                                ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD ...............................................................  $   20.05   $   16.78   $   13.16
                                                                                                =========   =========   =========
TOTAL INVESTMENT RETURN ......................................................................      20.70%      28.87%      33.09%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted) .................................................  $ 568,645   $ 100,870   $   7,862
    Ratios to Average Net Assets:
           Net Investment Income .............................................................       1.28%       1.41%       1.61%
           Expenses, including expenses of the BT Equity 500 Index Portfolio, after waivers ..       0.17%       0.20%       0.20%
           Expenses, including expenses of the BT Equity 500 Index Portfolio, before waivers .       0.17%       0.26%       0.63%
           Decrease Reflected in Above Expense Ratio Due to
               Absorption of Expenses by Bankers Trust and AMR Investment Services, Inc. .....       0.00%       0.06%       0.43%

----------


                       See Notes to Financial Statements

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American AAdvantage S&P 500 Index Fund


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Fund.


                                                                                                        PLANAHEAD CLASS
                                                                                               -----------------------------------
                                                                                                   YEAR ENDED     MARCH 2, 1998 TO
                                                                                               DECEMBER 31, 1999 DECEMBER 31, 1998
                                                                                               ----------------- -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..........................................................       $16.83          $14.27
                                                                                                      ------          ------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income .....................................................................         0.15            0.08
    Net Realized and Unrealized Gain on Investments and Futures Transactions ..................         3.25            2.56
                                                                                                      ------          ------
Total from Investment Operations ..............................................................         3.40            2.64
                                                                                                      ------          ------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income .....................................................................        (0.11)          (0.08)
                                                                                                      ------          ------
    Total Distributions .......................................................................        (0.11)          (0.08)
                                                                                                      ------          ------
NET ASSET VALUE, END OF PERIOD ................................................................       $20.12          $16.83
                                                                                                      ======          ======
TOTAL INVESTMENT RETURN .......................................................................        20.24%          18.58%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted) ..................................................       $6,173          $1,963
    Ratios to Average Net Assets:
           Net Investment Income ..............................................................         0.91%           1.04%
           Expenses, including expenses of the BT Equity 500 Index Portfolio, after waivers ...         0.55%           0.55%
           Expenses, including expenses of the BT Equity 500 Index Portfolio, before waivers ..         0.72%           0.79%
           Decrease Reflected in Above Expense Ratio Due to
               Absorption of Expenses by Bankers Trust and AMR Investment Services, Inc. ......         0.17%           0.24%


------------

                       See Notes to Financial Statements

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American AAdvantage S&P 500 Index Fund


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American AAdvantage S&P 500 Index Fund (the "Fund") is one of the ten funds offered under the Trust and commenced active operations on December 31, 1996. The Fund commenced sales of a second class of shares of the Fund, designated as "PlanAhead Class" shares, on March 2, 1998. At the same time, the existing shares of the Fund were redesignated as "Institutional Class" shares.

The Fund invests all of its investable assets in the BT Investment Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1999, the Fund's investment was 7.04% of the Portfolio.

These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

B. Valuation of Investments

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

The Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized and unrealized gain (loss) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Dividends

Dividends from net investment income of the Fund normally will be declared and paid quarterly. Distributions of net realized capital gains earned by the Fund, if any, will be paid annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

E. Federal Income and Excise Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. The Fund has a capital loss carryforward of $1,133,162 which expires in year 2007.

F. Deferred Organization Expenses

Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

G. Expenses

Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

H. Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

================================================================================
American AAdvantage S&P 500 Index Fund


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


I. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

A. Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .05% of the average daily net assets of the Institutional Class and an annualized fee of .30% of the PlanAhead Class. The Manager has contractually agreed to reimburse the Fund for other expenses through October 31, 2000 to the extent that total annual fund operating expenses exceed 0.55% for the PlanAhead Class.

B. Services Agreement

The Manager and the trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

C. Other

Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. The Trust compensates this trustee up to $10,000 annually to cover his personal flight service charges for his three children, as well as the income tax charged on the value of these benefits.

For the year ended December 31, 1999, the cost of air transportation for the trustees was not material to any of the Funds. At December 31, 1999, AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof owned 88% of the Institutional Class of the Fund.

D. Reimbursement of Expenses

For the year ended December 31, 1999, the Manager reimbursed expenses totaling $7,699 to the Fund.

NOTE 3-SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

    Institutional Class
                                     For the year ended                 For the year ended
                                     December 31, 1999                  December 31, 1998
                               ------------------------------    ------------------------------
                                   Shares           Amount           Shares           Amount
                               -------------    -------------    -------------    -------------
Sold .......................      25,595,752    $ 459,473,861        6,838,350    $  96,488,025
Reinvested .................         229,164        4,234,846           37,373          577,616
Redeemed ...................      (3,475,077)     (63,459,266)      (1,462,391)     (21,576,248)
                               -------------    -------------    -------------    -------------
Net increase ...............   $  22,349,839    $ 400,249,441        5,413,332    $  75,489,393
                               =============    =============    =============    =============

      PlanAhead Class
                                      For the year ended                For the year ended
                                       December 31, 1999                December 31, 1998
                               ------------------------------    ------------------------------
                                   Shares           Amount          Shares            Amount
                               -------------    -------------    -------------    -------------
Sold .......................         285,571    $   5,138,770          120,767    $   1,915,475
Reinvested .................           1,387           25,294              203            3,120
Redeemed ...................         (96,736)      (1,771,233)          (4,337)         (68,798)
                               -------------    -------------    -------------    -------------
Net increase ...............         190,222    $   3,392,831          116,633    $   1,849,797
                               =============    =============    =============    =============

================================================================================
American AAdvantage S&P 500 Index Fund


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 4-SUBSEQUENT EVENT

Effective March 1, 2000, the Fund will withdraw its interest in the Portfolio through an in-kind redemption receiving a distribution of securities from the Portfolio with a market value equal to the fund's investment in the Portfolio at the close of business on February 29, 2000. The Fund will immediately contribute those securities to the State Street Equity 500 Index Portfolio. Ernst & Young LLP has been retained as the Fund's independent accountants for the fiscal year ending December 31, 2000.

================================================================================
American AAdvantage S&P 500 Index Fund


REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------




To the Trustees of American AAdvantage Mileage Funds and Shareholders of S&P 500 Index Mileage Fund


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of S&P 500 Index Mileage Fund (one of the fund comprising American AAdvantage Mileage Funds, hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000

================================================================================
American AAdvantage S&P 500 Index Fund


SPECIAL MEETING OF SHAREHOLDERS (unaudited)
--------------------------------------------------------------------------------



A special meeting of shareholders of the American AAdvantage S&P 500 Index Fund (the "Fund") was held on October 8, 1999. The shareholders authorized the Fund to vote on the following matters at a meeting of interest holders of the BT Equity 500 Index Portfolio (the "Portfolio").

(1) To approve the proposed new investment advisory agreement between the Portfolio and Bankers Trust Company.

                 %                 %                 %
     For        For    Against  Against  Abstain  Abstain
     ---        ---    -------  -------  -------  -------
 17,360,723    99.98%   2,333    0.01%     966    0.01%


(2)  To elect eight trustees to the Board of Trustees of the Portfolio.

                    Shares      % of       Shares    % of Voted
Nominee              For      Voted For   Withheld    Withheld
-------           ----------  ---------   --------   ----------
Biggar            17,363,913   100.00%       109        0.00%
Dill              17,363,913   100.00%       109        0.00%
Gruber            17,363,913   100.00%       131        0.00%
Hale              17,363,913   100.00%       109        0.00%
Herring           17,363,913   100.00%       109        0.00%
Langton           17,363,913   100.00%       109        0.00%
Saunders          17,363,913   100.00%       109        0.00%
Van Benschoten    17,363,913   100.00%       109        0.00%

(3) To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for the Portfolio for the current fiscal year.

                  %                 %                 %
     For         For    Against  Against  Abstain  Abstain
     ---         ---    -------  -------  -------  -------
 17,363,864    100.00%    158     0.00%      0      0.00%

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 1999


 SHARES                                DESCRIPTION                               VALUE
          COMMON STOCK - 97.4%
  223,300 3Com Corp.(1) ...................................................  $ 10,495,100
  994,844 Abbott Laboratories .............................................    36,125,273
   66,100 Adaptec, Inc.(1) ................................................     3,296,737
   85,700 ADC Telecommunications,
            Inc.(1) .......................................................     6,218,606
   76,200 Adobe Systems, Inc. .............................................     5,124,450
   22,868 Adolph Coors Co.-- Class B ......................................     1,200,570
  113,241 Advanced Micro Devices, Inc. ....................................     3,276,911
  134,700 AES Corp.(1) ....................................................    10,068,825
   90,059 Aetna, Inc. .....................................................     5,026,418
  166,300 Aflac, Inc. .....................................................     7,847,281
  144,608 Air Products and Chemicals,
            Inc ...........................................................     4,853,406
   17,998 Alberto-Culver Co.-- Class B ....................................       464,573
  286,623 Albertson's, Inc. ...............................................     9,243,592
  136,636 Alcan Aluminium Ltd. ............................................     5,627,695
  237,100 Alcoa, Inc. .....................................................    19,679,300
   63,297 Allegheny Technologies ..........................................     1,420,226
   88,402 Allergan, Inc. ..................................................     4,397,999
  110,600 Allied Waste Industries, Inc.(1) ................................       974,662
  555,598 Allstate Corp. ..................................................    13,334,352
  203,100 Alltel Corp. ....................................................    16,793,831
   62,634 ALZA Corp.(1) ...................................................     2,168,702
   61,093 Amerada Hess Corp. ..............................................     3,467,028
   82,720 Ameren Corp. ....................................................     2,709,080
1,450,000 America Online, Inc.(1) .........................................   109,384,375
  129,910 American Electric Power Co. .....................................     4,173,359
  295,616 American Express Co. ............................................    49,146,160
  158,537 American General Corp. ..........................................    12,028,995
   56,014 American Greetings Corp.--
            Class A .......................................................     1,323,331
  839,092 American Home Products
            Corp ..........................................................    33,091,691
  994,881 American International Group,
            Inc ...........................................................   107,571,508
  661,560 Amgen, Inc.(1) ..................................................    39,734,947
   97,004 AMR Corp.(1) ....................................................     6,499,268
  228,550 Amsouth Bancorporation ..........................................     4,413,872
   92,300 Anadarko Petroleum Corp. ........................................     3,149,737
  119,600 Analog Devices, Inc.(1) .........................................    11,122,800
   50,276 Andrew Corp.(1) .................................................       952,102
  302,180 Anheuser Busch Cos., Inc. .......................................    21,417,007
  154,375 AON Corp. .......................................................     6,175,000
   73,700 Apache Corp. ....................................................     2,722,294
  110,342 Apple Computer, Inc.(1) .........................................    11,344,537
  237,200 Applied Materials, Inc.(1) ......................................    30,050,275
  393,659 Archer-Daniels-Midland Co. ......................................     4,797,719
   26,183 Armstrong World Industries, Inc. ................................       873,858
   32,287 Ashland, Inc. ...................................................     1,063,453
  474,522 Associates First Capital Corp.--
            Class A .......................................................    13,019,697
2,053,306 AT&T Corp. ......................................................   104,205,279
  204,550 Atlantic Richfield Co. ..........................................    17,693,575
   43,114 Autodesk, Inc. ..................................................     1,455,097
  412,824 Automatic Data Processing,
            Inc ...........................................................    22,240,893
   94,500 Autozone, Inc.(1) ...............................................     3,053,531
   72,830 Avery Dennison Corp. ............................................     5,307,486
  167,556 Avon Products, Inc. .............................................     5,529,348
  237,813 Baker Hughes, Inc. ..............................................     5,008,936
   18,354 Ball Corp. ......................................................       722,689
1,113,739 Bank of America Corp. ...........................................    55,895,776
  481,200 Bank of New York Co., Inc. ......................................    19,248,000
  736,948 Bank One Corp. ..................................................    23,628,395
  269,400 Barrick Gold Corp. ..............................................     4,765,012
   40,823 Bausch & Lomb, Inc. .............................................     2,793,824
  184,263 Baxter International, Inc. ......................................    11,574,020
  173,000 BB&T Corp. ......................................................     4,735,875
   86,199 Bear Stearns Companies, Inc. ....................................     3,685,007
  161,464 Becton, Dickinson & Co. .........................................     4,319,162
  104,500 Bed, Bath & Beyond, Inc.(1) .....................................     3,631,375
  997,780 Bell Atlantic Corp. .............................................    61,425,831
1,208,664 BellSouth Corp. .................................................    56,580,583
   24,831 Bemis Co., Inc. .................................................       865,981
  132,400 Best Buy, Inc.(1) ...............................................     6,644,825
  182,660 Bestfoods .......................................................     9,601,066
   87,049 Bethlehem Steel Corp.(1) ........................................       729,035
   70,550 Biomet, Inc. ....................................................     2,822,000
   56,271 Black & Decker Corp. ............................................     2,940,160
  149,000 BMC Software, Inc.(1) ...........................................    11,910,687
  607,246 Boeing Co. ......................................................    25,238,662
   37,503 Boise Cascade Corp. .............................................     1,518,871
  245,100 Boston Scientific Corp.(1) ......................................     5,361,562
   15,282 Briggs & Stratton Corp. .........................................       819,497
1,294,056 Bristol-Myers Squibb Co. ........................................    83,062,219
   29,319 Brown-Forman Corp.-- Class B ....................................     1,678,513
   57,542 Brunswick Corp. .................................................     1,280,309
  310,336 Burlington Northern Santa
            Fe Corp. ......................................................     7,525,648
  123,439 Burlington Resources, Inc. ......................................     4,081,202
   53,677 C.R. Bard, Inc. .................................................     2,844,881
  116,000 Cabletron Systems, Inc.(1) ......................................     3,016,000
  268,154 Campbell Soup Co. ...............................................    10,374,208
  123,300 Capital One Financial Corp. .....................................     5,941,519
  166,197 Cardinal Health, Inc. ...........................................     7,956,681
  396,400 Carnival Corp.-- Class A ........................................    18,952,875
   75,928 Carolina Power & Light Co. ......................................     2,311,058
  230,064 Caterpillar, Inc. ...............................................    10,827,387
  491,503 CBS Corp.(1) ....................................................    31,425,473
  475,610 Cendant Corp.(1) ................................................    12,633,391
   37,280 Centex Corp. ....................................................       920,350
  133,630 Central & South West Corp. ......................................     2,672,600



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 1999


 SHARES                                DESCRIPTION                               VALUE
   92,900 Centurytel, Inc. ................................................   $  4,401,137
   86,104 Ceridian Corp.(1) ...............................................      1,856,617
   65,728 Champion International Corp. ....................................      4,071,028
  519,500 Charles Schwab Corp. ............................................     19,935,812
  541,264 Chase Manhattan Corp. ...........................................     42,049,447
  412,666 Chevron Corp. ...................................................     35,747,192
  111,172 Chubb Corp. .....................................................      6,260,373
  120,299 CIGNA Corp. .....................................................      9,691,588
   94,500 Cincinnati Financial Corp. ......................................      2,947,219
  106,322 Cinergy Corp. ...................................................      2,565,018
  136,692 Circuit City Stores, Inc. .......................................      6,159,683
2,105,950 Cisco Systems, Inc.(1) ..........................................    225,599,894
2,166,624 Citigroup .......................................................    120,383,046
   57,700 Citrix Systems, Inc(1) ..........................................      7,097,100
  202,500 Clear Channel
            Communications, Inc.(1) .......................................     18,073,125
  152,008 Clorox Co. ......................................................      7,657,403
   72,600 CMS Energy ......................................................      2,264,212
  146,132 Coastal Corp. ...................................................      5,178,553
1,590,442 Coca-Cola Co. ...................................................     92,643,246
  258,400 Coca-Cola Enterprises, Inc. .....................................      5,200,300
  367,004 Colgate-Palmolive Co. ...........................................     23,855,260
   65,002 Columbia Energy Group ...........................................      4,111,376
  359,922 Columbia/HCA Healthcare Corp. ...................................     10,550,214
  486,424 Comcast Corp.-- Special
            Class A .......................................................     24,442,806
   98,660 Comerica, Inc. ..................................................      4,606,189
1,105,184 Compaq Computer Corp. ...........................................     29,909,042
  349,875 Computer Associates
            International, Inc. ...........................................     24,469,383
  100,372 Computer Sciences Corp.(1) ......................................      9,497,700
  233,000 Compuware Corp.(1) ..............................................      8,679,250
   45,800 Comverse Technology(1) ..........................................      6,629,550
  301,932 ConAgra, Inc. ...................................................      6,812,341
  433,351 Conoco, Inc.-- Class B ..........................................     10,779,606
  222,768 Conseco, Inc. ...................................................      3,981,978
  146,436 Consolidated Edison, Inc. .......................................      5,052,042
   60,005 Consolidated Natural Gas Co. ....................................      3,896,575
   69,000 Consolidated Stores Corp.(1) ....................................      1,121,250
   86,825 Constellation Energy Group,
            Inc ...........................................................      2,517,925
   59,848 Cooper Industries, Inc. .........................................      2,420,103
   52,751 Cooper Tire & Rubber Co. ........................................        820,937
  159,814 Corning, Inc. ...................................................     20,606,018
  143,499 Costco Wholesale Corporation(1) .................................     13,094,284
   73,200 Countrywide Credit Industries,
            Inc ...........................................................      1,848,300
   42,349 Crane Co. .......................................................        841,686
  105,850 Crown Cork & Seal Co., Inc. .....................................      2,368,394
  151,732 CSX Corp. .......................................................      4,760,591
   19,834 Cummins Engine Co., Inc. ........................................        958,230

  243,088 CVS Corp.  ......................................................   $  9,708,327
  104,847 Dana Corp. ......................................................      3,138,857
   92,600 Danaher Corp. ...................................................      4,467,950
   86,319 Darden Restaurants, Inc. ........................................      1,564,532
  287,516 Dayton Hudson Corp. .............................................     21,114,456
  150,523 Deere & Co. .....................................................      6,528,935
1,632,700 Dell Computer Corp.(1) ..........................................     83,267,700
  357,037 Delphi Automotive Systems .......................................      5,623,333
   88,798 Delta Air Lines, Inc. ...........................................      4,423,250
   50,391 Deluxe Corp. ....................................................      1,382,603
   63,597 Dillard Department Stores, Inc.--
            Class A .......................................................      1,283,864
  148,006 Dollar General Corp. ............................................      3,367,136
  131,406 Dominion Resources, Inc. ........................................      5,157,685
  130,808 Dover Corp. .....................................................      5,935,413
  140,876 Dow Chemical Co. ................................................     18,824,555
   47,072 Dow Jones & Co., Inc. ...........................................      3,200,896
  102,576 DTE Energy Co. ..................................................      3,218,322
  242,195 Duke Power Co. ..................................................     12,140,024
  103,579 Dun & Bradstreet Corp. ..........................................      3,055,580
  671,710 Du Pont (E.I.) de Nemours & Co. .................................     44,248,896
   15,342 Eastern Enterprises .............................................        881,206
   61,381 Eastman Chemical Co. ............................................      2,927,106
  204,126 Eastman Kodak Co. ...............................................     13,523,347
   51,182 Eaton Corp. .....................................................      3,717,093
   72,200 Ecolab, Inc. ....................................................      2,824,825
  223,070 Edison International, Inc. ......................................      5,841,646
  304,600 Electronic Data Systems Corp. ...................................     20,389,162
  705,640 Eli Lilly & Co. .................................................     46,925,060
  182,310 El Paso Energy Corp. ............................................      7,075,907
  659,025 EMC Corp.(1) ....................................................     71,998,481
  288,300 Emerson Electric Co. ............................................     16,541,212
   82,408 Engelhard Corp. .................................................      1,555,451
  454,632 Enron Corp. .....................................................     20,174,295
  154,907 Entergy Corp. ...................................................      3,988,855
   88,800 Equifax, Inc. ...................................................      2,092,350
2,219,195 Exxon Mobil Corp. ...............................................    178,783,897
  662,814 Fannie Mae ......................................................     41,384,449
  193,210 FDX Corp.(1) ....................................................      7,909,534
  138,000 Federated Department Stores,
            Inc.(1) .......................................................      6,977,625
  209,567 Fifth Third Bancorp .............................................     15,376,979
  666,181 Firstar Corp. ...................................................     14,073,074
  277,600 First Data Corp. ................................................     13,689,150
  148,984 FirstEnergy Corp. ...............................................      3,380,074
  611,585 First Union Corp. ...............................................     20,067,633
  595,303 Fleet Boston Financial Corp. ....................................     20,723,986
   21,906 Fleetwood Enterprises, Inc. .....................................        451,811
   61,300 Florida Progress Corp. ..........................................      2,593,756
   47,881 Fluor Corp. .....................................................      2,196,541
   20,350 FMC Corp.(1) ....................................................      1,166,309



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 1999



 SHARES                                DESCRIPTION                               VALUE
  791,244 Ford Motor Co. ..................................................   $ 42,282,101
  141,885 Fort James Corp. ................................................      3,884,102
  109,074 Fortune Brands, Inc. ............................................      3,606,259
   30,038 Foster Wheeler Corp. ............................................        266,587
  128,794 FPL Group, Inc. .................................................      5,513,993
  168,320 Franklin Resources, Inc. ........................................      5,396,760
  449,814 Freddie Mac .....................................................     21,169,371
   77,900 Freeport-McMoRan Copper &
            Gold, Inc.-- Class B(1) .......................................      1,645,637
  176,592 Gannett Company, Inc. ...........................................     14,403,285
  558,134 Gap, Inc. .......................................................     25,674,164
  197,200 Gateway, Inc.(1) ................................................     14,210,725
  125,844 General Dynamics Corp. ..........................................      6,638,271
2,126,144 General Electric Co. ............................................    329,020,784
  111,800 General Instrument Corp.(1) .....................................      9,503,000
  198,338 General Mills, Inc. .............................................      7,090,583
  410,234 General Motors Corp. ............................................     29,818,884
  112,626 Genuine Parts Co. ...............................................      2,794,533
  110,302 Georgia-Pacific Corp. ...........................................      5,597,826
  702,016 Gillette Co. ....................................................     28,914,284
  491,079 Global Crossing Ltd.(1) .........................................     24,553,950
  109,551 Golden West Financial Corp. .....................................      3,669,958
   46,652 Goodrich (B.F.) Co. .............................................      1,282,930
   98,536 Goodyear Tire & Rubber Co. ......................................      2,777,483
   63,000 GPU, Inc. .......................................................      1,886,062
   24,025 Great Atlantic & Pacific Tea
            Co., Inc. .....................................................        669,697
   36,996 Great Lakes Chemical Corp. ......................................      1,412,785
  635,636 GTE Corp. .......................................................     44,852,065
  197,500 Guidant Corp.(1) ................................................      9,282,500
   68,135 H & R Block, Inc. ...............................................      2,980,906
  253,725 H.J. Heinz Co. ..................................................     10,101,427
  278,362 Halliburton Company .............................................     11,204,071
   55,639 Harcourt General, Inc. ..........................................      2,239,470
   71,215 Harrah's Entertainment, Inc.(1) .................................      1,882,747
  143,246 Hartford Financial Services
            Group, Inc. ...................................................      6,786,279
  138,970 Hasbro, Inc. ....................................................      2,649,116
  322,800 HEALTHSOUTH Corp.(1) ............................................      1,735,050
   68,914 Hercules, Inc. ..................................................      1,920,978
   80,094 Hershey Foods Corp. .............................................      3,804,465
  654,740 Hewlett-Packard Co. .............................................     74,599,439
  162,841 Hilton Hotels Corp. .............................................      1,567,345
1,479,378 Home Depot, Inc. ................................................    101,429,854
  146,043 Homestake Mining Co. ............................................      1,140,961
  513,285 Honeywell International, Inc. ...................................     29,610,128
  308,485 Household International, Inc. ...................................     11,491,066
  102,700 Humana, Inc.(1) .................................................        840,856
  145,277 Huntington Bancshares, Inc. .....................................      3,468,488
   17,588 Huttig Building Prods.(1) .......................................         86,844
   79,362 Ikon Office Solutions, Inc. .....................................        540,654
  192,892 Illinois Tool Works, Inc. .......................................   $ 13,032,266
  197,858 IMS Health, Inc. ................................................      5,379,264
  108,366 Inco, Ltd. ......................................................      2,546,601
  104,846 Ingersoll-Rand Co. ..............................................      5,773,083
2,146,856 Intel Corp. .....................................................    176,713,085
1,158,364 International Business
            Machines Corp. ................................................    125,103,312
   63,787 International Flavors &
          Fragrances, Inc. ................................................      2,407,959
  287,874 International Paper Co. .........................................     16,246,889
  163,020 Interpublic Group of
            Companies, Inc. ...............................................      9,404,216
   58,123 ITT Industries ..................................................      1,943,488
  165,750 J.C. Penney Co., Inc. ...........................................      3,304,641
   66,465 Jefferson-Pilot Corp. ...........................................      4,536,236
  900,196 Johnson & Johnson ...............................................     83,830,753
   46,054 Johnson Controls, Inc. ..........................................      2,619,321
    7,639 Jostens, Inc. ...................................................        185,723
   68,800 Kansas City Southern Inds .......................................      5,134,200
   28,445 Kaufman & Broad Home Corp. ......................................        688,013
  261,314 Kellogg Co. .....................................................      8,051,738
   60,531 Kerr-McGee Corp. ................................................      3,752,922
  287,400 KeyCorp .........................................................      6,358,725
  349,806 Kimberly Clark Corp. ............................................     22,824,842
   60,300 KLA/Tencor Corp.(1) .............................................      6,715,913
  308,503 Kmart Corp.(1) ..................................................      3,104,311
   57,526 Knight-Ridder, Inc. .............................................      3,422,797
  108,100 Kohls Corp.(1) ..................................................      7,803,469
  570,940 Kroger Co.(1) ...................................................     10,776,493
  125,100 Leggett & Platt, Inc. ...........................................      2,681,831
   77,900 Lehman Brothers, Inc. ...........................................      6,597,156
   84,300 Lexmark International Group,
            Inc.-- Class A(1) .............................................      7,629,150
  130,741 Limited, Inc. ...................................................      5,662,720
  136,920 Lincoln National Corp. ..........................................      5,476,800
   56,103 Liz Claiborne, Inc. .............................................      2,110,875
  246,010 Lockheed Martin Corp. ...........................................      5,381,469
   61,900 Loews Corp. .....................................................      3,756,556
   24,326 Longs Drug Stores, Inc. .........................................        627,915
   73,258 Louisiana-Pacific Corp. .........................................      1,043,927
  247,888 Lowe's Companies, Inc. ..........................................     14,811,308
   95,600 LSI Logic Corp.(1) ..............................................      6,453,000
2,041,521 Lucent Technologies, Inc. .......................................    152,731,290
   48,602 Mallinckrodt Group, Inc. ........................................      1,546,151
   67,400 Manor Care(1) ...................................................      1,078,400
  152,180 Marriott International ..........................................      4,803,181
  171,386 Marsh and McLennan ..............................................     16,399,498
  283,322 Masco Corp. .....................................................      7,189,296
  261,265 Mattel, Inc. ....................................................      3,429,103
  211,647 May Department Stores Co. .......................................      6,825,616
   57,512 Maytag Corp. ....................................................      2,760,576



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 1999


  SHARES                     DESCRIPTION                                VALUE
   62,300 MBIA, Inc. ............................................   $  3,290,219
  518,837 MBNA Corp. ............................................     14,138,308
   43,087 McDermott International, Inc. .........................        390,476
  876,228 McDonald's Corp. ......................................     35,322,941
  126,860 McGraw-Hill, Inc. .....................................      7,817,748
1,843,369 MCI WorldCom, Inc.(1) .................................     97,813,794
  182,073 McKesson HBOC, Inc. ...................................      4,108,022
   64,402 Mead Corp. ............................................      2,797,462
  396,028 MediaOne Group(1) .....................................     30,419,901
  768,008 Medtronic, Inc. .......................................     27,984,292
  366,548 Mellon Financial Corp. ................................     12,485,541
1,501,994 Merck & Co., Inc. .....................................    100,727,473
   39,872 Meredith Corp. ........................................      1,662,164
  230,076 Merrill Lynch & Co., Inc. .............................     19,211,346
   73,600 MGIC Investment Corp. .................................      4,429,800
  169,300 Micron Technology, Inc.(1) ............................     13,163,075
3,339,000 Microsoft Corp.(1) ....................................    389,828,250
   19,047 Milacron, Inc. ........................................        292,848
   27,892 Millipore Corp. .......................................      1,077,329
  254,378 Minnesota Mining &
            Manufacturing Co. ...................................     24,897,247
  154,900 Mirage Resorts, Inc.(1) ...............................      2,371,906
   96,000 Molex, Inc. ...........................................      5,442,000
  411,920 Monsanto Co. ..........................................     14,674,650
  360,433 Morgan Stanley Dean Witter
            Discover & Co. ......................................     51,451,811
  112,060 Morgan, (J.P.) & Co., Inc. ............................     14,189,598
  400,342 Motorola, Inc. ........................................     58,950,360
  206,300 Nabisco Group Holdings ................................      2,191,938
    3,727 NACCO Industries, Inc.--
            Class A .............................................        207,081
  411,800 National City Corp. ...................................      9,754,513
  110,226 National Semiconductor Corp. ..........................      4,719,051
   31,126 National Service Industries, Inc. .....................        918,217
   41,758 Navistar International Corp.(1) .......................      1,978,285
   95,900 Network Appliance, Inc.(1) ............................      7,965,694
   69,400 New Century Energies, Inc. ............................      2,108,025
  113,268 New York Times Co.-- Class A ..........................      5,564,291
  178,996 Newell Rubbermaid, Inc. ...............................      5,190,884
  116,210 Newmont Mining Corp. ..................................      2,847,145
  230,200 Nextel Communications, Inc.--
            Class A(1) ..........................................     23,739,375
  147,042 Niagara Mohawk Power Corp.(1) .........................      2,049,398
   35,069 NICOR, Inc. ...........................................      1,139,743
  182,048 Nike, Inc. ............................................      9,022,754
   92,458 Nordstrom, Inc. .......................................      2,421,244
  238,553 Norfolk Southern Corp. ................................      4,890,337
  858,224 Nortel Networks Corporation ...........................     86,680,624
   75,388 Northern States Power Co. .............................      1,470,066
  143,800 Northern Trust Corp. ..................................      7,621,400
   51,479 Northrop Grumman Corp. ................................      2,783,083
  217,092 Novell, Inc.(1) .......................................   $  8,670,112
   55,794 Nucor Corp. ...........................................      3,058,209
  250,714 Occidental Petroleum Corp. ............................      5,421,690
  213,000 Office Depot, Inc.(1) .................................      2,329,688
   78,000 Old Kent Financial Corp. ..............................      2,759,250
  114,000 Omnicom Group, Inc. ...................................     11,400,000
   17,391 Oneok, Inc. ...........................................        436,949
  914,784 Oracle Corp.(1) .......................................    102,512,982
   33,950 Owens Corning .........................................        655,659
   95,300 Owens-Illinois, Inc.(1) ...............................      2,388,456
   81,907 P P & L Resources .....................................      1,873,623
   62,580 Paccar, Inc. ..........................................      2,773,076
  115,634 Pactiv Corp.(1) .......................................      1,228,611
  108,000 Paine Webber Group, Inc. ..............................      4,191,750
   78,364 Pall Corp. ............................................      1,689,724
  182,800 Parametric Technology Corp.(1) ........................      4,947,025
   71,914 Parker-Hannifin Corp. .................................      3,690,087
  172,150 Paychex, Inc. .........................................      6,886,000
   69,050 PE Corp. -- PE Biosystems
            Group ...............................................      8,307,578
  120,184 PECO Energy ...........................................      4,176,394
   22,155 People's Energy  Corp. ................................        742,193
  164,700 Peoplesoft, Inc.(1) ...................................      3,510,169
   32,912 Pep Boys (Manny Moe & Jack) ...........................        300,322
  941,994 PepsiCo, Inc. .........................................     33,205,289
   30,425 Perkin Elmer, Inc. ....................................      1,268,342
2,520,184 Pfizer, Inc. ..........................................     81,748,469
  251,605 PG&E Corp. ............................................      5,157,903
  337,132 Pharmacia & Upjohn, Inc. ..............................     15,170,940
   48,965 Phelps Dodge Corp. ....................................      3,286,776
1,531,098 Philip Morris Companies ...............................     35,502,335
  158,406 Phillips Petroleum Co. ................................      7,445,082
   55,500 Pinnacle West Capital Corp. ...........................      1,696,219
  185,196 Pitney Bowes, Inc. ....................................      8,947,282
  191,404 Placer Dome, Inc. .....................................      2,057,593
  192,033 PNC Bank Corp. ........................................      8,545,469
   38,682 Polaroid Corp. ........................................        727,705
   18,101 Potlatch ..............................................        807,757
  109,842 PPG Industries, Inc. ..................................      6,871,990
  121,315 Praxair, Inc. .........................................      6,103,661
  845,640 Procter & Gamble Co. ..................................     92,650,433
   45,450 Progressive Corporation of Ohio .......................      3,323,531
   92,097 Providian Financial Corp. .............................      8,386,583
  140,094 Public Service Enterprise Group .......................      4,877,022
   29,132 Pulte Corp. ...........................................        655,470
   85,984 Quaker Oats Co. .......................................      5,642,700
  426,400 Qualcomm, Inc.(1) .....................................     75,099,700
   70,300 Quintiles Transnational Corp.(1) ......................      1,313,731
   84,152 R.R. Donnelley & Sons Co. .............................      2,088,022
  203,215 Ralston Purina Group ..................................      5,664,618
  212,314 Raytheon Co.-- Class B ................................      5,639,591



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 1999


 SHARES                      DESCRIPTION                                VALUE
   34,329 Reebok International Ltd.(1) ..........................   $    281,069
  133,170 Regions Financial Corp. ...............................      3,345,896
  165,792 Reliant Energy ........................................      3,792,492
   67,800 Republic New York Corp. ...............................      4,881,600
   48,149 Reynolds Metals Co. ...................................      3,689,417
  179,402 Rite Aid Corp. ........................................      2,007,060
  132,424 Rockwell International Corp. ..........................      6,339,799
  155,291 Rohm & Haas Co. .......................................      6,318,403
   50,500 Rowan Companies, Inc.(1) ..............................      1,095,219
1,380,704 Royal Dutch Petroleum Co. .............................     83,446,298
   22,611 Russell Corp. .........................................        378,734
   45,017 Ryder Systems, Inc. ...................................      1,100,103
   84,102 Safeco ................................................      2,092,037
  329,200 Safeway, Inc.(1) ......................................     11,707,175
  571,054 Sara Lee Corp. ........................................     12,598,879
2,192,069 SBC Communications, Inc. ..............................    106,863,364
  944,032 Schering-Plough Corp. .................................     39,826,350
  355,362 Schlumberger Ltd. .....................................     19,989,113
   47,338 Scientific-Atlanta, Inc. ..............................      2,633,176
  134,800 Seagate Technology, Inc.(1) ...........................      6,276,625
  280,337 Seagram Co. Ltd. ......................................     12,597,644
   52,405 Sealed Air Corp.(1) ...................................      2,715,234
  240,709 Sears, Roebuck & Co. ..................................      7,326,580
  129,514 Sempra Energy .........................................      2,250,306
  185,692 Service Corp. International ...........................      1,288,238
   16,674 Shared Medical Systems Corp. ..........................        849,332
  112,874 Sherwin-Williams Co. ..................................      2,370,354
   64,100 Sigma Aldrich Corp. ...................................      1,927,006
  116,515 Silicon Graphics, Inc.(1) .............................      1,143,303
  103,300 SLM Holding Corp. .....................................      4,364,425
   40,194 Snap-On Tools Corp. ...................................      1,067,653
  180,500 Solectron Corp.(1) ....................................     17,170,063
  473,558 Southern Co. ..........................................     11,128,613
  115,600 Southtrust Corp .......................................      4,371,125
  316,500 Southwest Airlines Co. ................................      5,123,344
    6,904 Springs Industries, Inc.--
            Class A .............................................        275,729
  561,564 Sprint Corp. ..........................................     37,800,277
  278,891 Sprint PCS(1) .........................................     28,586,328
   49,488 St. Jude Medical, Inc.(1) .............................      1,518,663
  147,828 St. Paul Companies, Inc. ..............................      4,979,956
   54,330 Stanley Works .........................................      1,636,691
  307,200 Staples, Inc.(1) ......................................      6,374,400
  100,400 State Street Corp. ....................................      7,335,475
  116,400 Summit Bancorp ........................................      3,564,750
1,004,224 Sun Microsystems, Inc.(1) .............................     77,764,596
   61,345 Sunoco, Inc. ..........................................      1,441,608
  200,860 Suntrust Banks, Inc. ..................................     13,821,679
   97,040 SuperValu, Inc. .......................................      1,940,800
  143,650 Synovus Financial Corp. ...............................      2,855,044
  219,020 Sysco Corp. ...........................................      8,664,979
   72,200 T. Rowe Price Associates, Inc. ........................   $  2,666,888
  131,732 Tandy Corp. ...........................................      6,479,568
   29,507 Tektronix, Inc. .......................................      1,147,085
   18,084 Teledyne Technologies(1) ..............................        170,668
  252,050 Tellabs, Inc.(1) ......................................     16,178,459
   35,922 Temple Inland, Inc. ...................................      2,368,607
  189,110 Tenet Healthcare Corp.(1) .............................      4,444,085
  105,000 Teradyne, Inc.(1) .....................................      6,930,000
  353,522 Texaco, Inc. ..........................................     19,200,664
  515,412 Texas Instruments, Inc. ...............................     49,930,538
  178,027 Texas Utilities Co. ...................................      6,331,085
   98,306 Textron, Inc. .........................................      7,538,841
  141,100 Thermo Electron Corp.(1) ..............................      2,116,500
   38,500 Thomas & Betts Corp. ..................................      1,227,188
  844,130 Time Warner, Inc. .....................................     61,146,667
   39,429 Times Mirror Co.-- Class A ............................      2,641,743
   34,596 Timken Co. ............................................        707,056
  211,016 TJX Companies, Inc. ...................................      4,312,640
   85,168 Torchmark Corp. .......................................      2,475,195
  130,800 Tosco Corp. ...........................................      3,556,125
  164,418 Toys `R' Us, Inc.(1) ..................................      2,353,233
  134,198 Transocean Sedco Forex, Inc. ..........................      4,520,797
  149,592 Tribune Co. ...........................................      8,236,910
   99,799 Tricon Global Restaurants, Inc. .......................      3,854,736
   75,072 TRW, Inc. .............................................      3,899,052
   36,096 Tupperware Corp. ......................................        611,376
1,087,838 Tyco International Ltd. ...............................     42,289,702
  466,037 U.S. Bancorp ..........................................     11,097,506
  324,855 U.S. West, Inc. .......................................     23,389,560
  139,725 Unicom Corp. ..........................................      4,680,788
  373,346 Unilever NV ...........................................     20,324,023
   83,252 Union Carbide Corp. ...................................      5,557,071
  155,247 Union Pacific Corp. ...................................      6,772,650
  191,348 Union Pacific Resources
            Group, Inc. .........................................      2,439,687
   81,300 Union Planters Corp. ..................................      3,206,269
  207,699 Unisys Corp.(1) .......................................      6,633,387
  112,700 United Healthcare Corp. ...............................      5,987,188
  306,624 United Technologies Corp. .............................     19,930,560
  152,937 Unocal Corp. ..........................................      5,132,948
  149,034 Unumprovident Corp. ...................................      4,778,403
   47,615 US Airways Group, Inc.(1) .............................      1,526,656
  120,607 UST, Inc. .............................................      3,037,789
   57,177 USX-- U.S. Steel Group ................................      1,886,841
  200,564 USX Marathon Group ....................................      4,951,424
   75,230 V.F. Corp. ............................................      2,256,900
  440,798 Viacom, Inc.-- Class B(1) .............................     26,640,729
   63,600 Vulcan Materials Co. ..................................      2,540,025
   46,049 W.R. Grace & Co.(1) ...................................        638,930
   60,130 W.W. Grainger, Inc. ...................................      2,874,966
  128,210 Wachovia Corp. ........................................      8,718,280



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 1999



 SHARES                                DESCRIPTION                  VALUE
2,859,596 Wal-Mart Stores, Inc. .................................   $   197,669,574
  667,636 Walgreen Co. ..........................................        19,528,353
1,334,471 Walt Disney Co. .......................................        39,033,277
  555,658 Warner-Lambert Co. ....................................        45,529,227
  379,272 Washington Mutual, Inc. ...............................         9,861,072
  422,351 Waste Management, Inc. ................................         7,259,158
    6,329 Water Pik Technologies(1) .............................            60,521
   67,400 Watson Pharmaceuticals(1) .............................         2,413,763
   46,100 Wellpoint Health Networks(1) ..........................         3,039,719
1,062,736 Wells Fargo Company ...................................        42,974,387
   82,762 Wendy's International, Inc. ...........................         1,706,966
   61,360 Westvaco Corp. ........................................         2,001,870
  143,494 Weyerhaeuser Co. ......................................        10,304,663
   48,139 Whirlpool Corp. .......................................         3,132,044
   63,600 Willamette Industries, Inc. ...........................         2,953,425
  281,236 Williams Companies, Inc. ..............................         8,595,275
   75,180 Winn Dixie Stores, Inc. ...............................         1,799,621
   72,692 Wm. Wrigley, Jr. Co. ..................................         6,028,893
   55,279 Worthington Industries, Inc. ..........................           915,558
  426,870 Xerox Corp. ...........................................         9,684,613
  202,000 Xilinx, Inc.(1) .......................................         9,184,688
  169,700 Yahoo!, Inc.(1) .......................................        73,427,071
                                                                    ---------------
TOTAL COMMON STOCK
  (Cost $4,809,122,710) .........................................    (7,953,572,107)
                                                                    ---------------

 SHARES/
PRINCIPAL
 AMOUNT    DESCRIPTION                                              VALUE
           SHORT TERM INSTRUMENTS - 2.5%
           MUTUAL FUND - 2.3%
188,890,907 Institutional Cash
                Management Fund .................................   $   188,890,907
                                                                    ---------------

           U.S. TREASURY BILL - 0.2%
$12,020,000   5.02%, 3/2/00(2)                                           11,919,729
                                                                    ---------------

TOTAL SHORT TERM INSTRUMENTS
  (Cost $200,811,727) ...........................................       200,810,636
                                                                    ---------------

TOTAL INVESTMENTS
  (Cost $5,009,934,437) .........................           99.9%   $ 8,154,382,743

OTHER ASSETS IN EXCESS OF
  LIABILITIES ...................................            0.1         10,714,139
                                                 ---------------    ---------------
NET ASSETS ......................................          100.0%   $ 8,165,096,882
                                                 ===============    ===============

--------------------
(1) Non-income producing security.

(2) Held as collateral for futures contracts.



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                                   AS OF
                                                                             DECEMBER 31, 1999
                                                                             -----------------
  ASSETS
     Investments at Value (Cost of $5,009,934,437) ........................   $  8,154,382,743
     Receivable for Shares of Beneficial Interest Subscribed ..............          4,508,155
     Receivable for Securities Sold .......................................            657,504
     Variation Margin Receivable ..........................................            461,689
     Dividend Receivable ..................................................          7,787,458
                                                                              ----------------
  Total Assets ............................................................      8,167,797,549
                                                                              ----------------
  LIABILITIES
     Payable for Securities Purchased .....................................          2,154,113
     Due to Bankers Trust .................................................            532,871
     Accrued Expenses .....................................................             13,683
                                                                              ----------------
  Total Liabilities .......................................................          2,700,667
                                                                              ----------------
  NET ASSETS ..............................................................   $  8,165,096,882
                                                                              ================

  COMPOSITION OF NET ASSETS
     Paid-in Capital ......................................................   $  5,016,704,839
     Net Unrealized Appreciation on Investments and Futures Contracts .....      3,148,392,043
                                                                              ----------------
  NET ASSETS ..............................................................   $  8,165,096,882
                                                                              ================



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                                 FOR THE YEAR ENDED
                                                                                  DECEMBER 31, 1999
                                                                                 ------------------
INVESTMENT INCOME
  Dividends (net of foreign withholding tax of $1,063,834) .....................   $    97,913,346
  Interest .....................................................................           513,602
                                                                                   ---------------
Total Investment Income ........................................................        98,426,948
                                                                                   ---------------
EXPENSES
  Advisory Fees ................................................................         5,134,906
  Administration and Services Fees .............................................           344,960
  Professional Fees ............................................................            34,598
  Trustees Fees ................................................................             3,252
  Miscellaneous ................................................................             1,643
                                                                                   ---------------
Total Expenses .................................................................         5,519,359
                                                                                   ---------------
NET INVESTMENT INCOME ..........................................................        92,907,589
                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
  Net Realized Loss from Investment Transactions ...............................       (44,432,856)
  Net Realized Gain from Futures Transactions ..................................        17,684,084
  Net Change in Unrealized Appreciation/Depreciation on Investments and
     Futures Contracts .........................................................     1,245,281,501
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS ..........     1,218,532,729
                                                                                   ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................................   $ 1,311,440,318
                                                                                   ===============



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                     1999               1998
                                                               ---------------    ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income ....................................   $    92,907,589    $    58,364,731
  Net Realized Gain (Loss) from Investment and
    Futures Transactions ...................................       (26,748,772)        35,274,688
  Net Change in Unrealized Appreciation/Depreciation
    on Investment and Futures Contracts ....................     1,245,281,501        895,089,518
                                                               ---------------    ---------------
Net Increase in Net Assets from Operations .................     1,311,440,318        988,728,937
                                                               ---------------    ---------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested ...........................     4,399,103,297      2,853,940,069
  Value of Capital Withdrawn ...............................    (2,745,951,143)    (1,445,251,067)
                                                               ---------------    ---------------
Net Increase in Net Assets from Capital Transactions .......     1,653,152,154      1,408,689,002
                                                               ---------------    ---------------
TOTAL INCREASE IN NET ASSETS ...............................     2,964,592,472      2,397,417,939
NET ASSETS
  Beginning of Year ........................................     5,200,504,410      2,803,086,471
                                                               ---------------    ---------------
  End of Year ..............................................   $ 8,165,096,882    $ 5,200,504,410
                                                               ===============    ===============



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


Contained below are selected supplemental data and ratios to average net assets for the years indicated for the Equity 500 Index Portfolio.

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                1999                 1998               1997            1996             1995
                                                ----                 ----               ----            ----             ----
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (000s omitted)..   $   8,165,097       $   5,200,504       $   2,803,086    $   1,925,224    $   1,080,736
  Ratios to Average Net Assets:
  Net Investment Income ................            1.35%               1.50%               1.76%            2.20%            2.52%
  Expenses After Waivers ...............            0.08%               0.08%(1)            0.08%            0.10%            0.10%
  Expenses Before Waivers ..............            0.08%               0.10%               0.15%            0.15%            0.15%
  Decrease Reflected in Above Expense
    Ratios Due to Fee Waivers or
    Expense Reimbursements .............            0.00%(2)            0.02%               0.07%            0.05%            0.05%
Portfolio Turnover Rate ................              13%                  4%                 19%              15%               6%

--------------------------------------------------------------------------------
(1) Effective May 6, 1998, Bankers Trust contractually agreed to receive fees from the portfolio only to the extent of the lesser of 0.005% or the amount that brings the total annual operating expenses as a percentage of the portfolio's average daily net assets up to 0.08%.

(2) Less than 0.01%.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and began operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FUTURES CONTRACTS

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FEDERAL INCOME TAXES

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. The agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio which on an annual basis is equal to the lesser of (1) 0.005%, or (2) the amount that brings the total annual operating expenses as a percentage of the Portfolio's average daily net assets up to 0.08%.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's aver- age daily net assets.



--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


The Portfolio may invest in the Institutional Cash Management Fund (the "Cash Management Fund"), an open-end management investment company managed by Bankers Trust Company. The Cash Management Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Cash Management Fund to the Portfolio for the year ended December 31, 1999 amounted to $7,493,519 and are included in dividend income.

At December 31, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1999, were $2,458,853,481 and $886,448,613, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1999 was $5,091,039,735. The aggregate gross unrealized appreciation was $3,275,257,510, and the aggregate gross unrealized depreciation was $211,914,502 for all investments as of December 31, 1999.

NOTE 4 -- FUTURES CONTRACTS

A summary of obligations under these financial instruments at December 31, 1999 is as follows:

                                                    MARKET         UNREALIZED
TYPE OF FUTURE  EXPIRATION  CONTRACTS  POSITION      VALUE        APPRECIATION
--------------  ----------  ---------  --------      -----        ------------
S&P 500 Index
  Futures       March 2000       547     Long    $203,331,050      $3,943,738

At December 31, 1999, the Portfolio segregated securities with a value of approximately $11,919,729 to cover margin requirements on open futures contracts.



--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Holders of Beneficial Interest of
Equity 500 Index Portfolio


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Portfolio (hereafter referred to as the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000



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